Schedule of Warrant Activity (Details) (Parenthetical)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2021 USD ($)	Jun. 30, 2020 USD ($) shares		Jun. 30, 2020 CAD ($) $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock-based compensation	$ (54,735)	$ 534,528	$ 1,411,657		$ 1,730,308	$ 1,047,388
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercised | shares			3,315,200			2,332,900	[1]	2,332,900	[1]
Weighted average exercise price, exercised | $ / shares				$ 0.59				$ 0.25	[1]
Proceeds from issuance of warrants						$ 417,006		$ 583,225
Derivative liabilities						$ 871,710
Warrants maturity date			Dec. 31, 2025	Dec. 31, 2025
Stock-based compensation			$ 210,839

[1]	During the year ended June 30, 2020, 2,332,900 warrants were exercised at C$0.25 per warrant for gross proceeds of C$583,225 ($417,006). In conjunction with the exercise of warrants, the Company recognized a change in derivative liability of $871,710.